Employee benefits, Sensitivity Analysis (Details)	Dec. 31, 2020
Changes in Principal Assumptions [Abstract]
Change in assumption by discount rate	0.50%
Change in assumption by annual salary increase	0.50%
Increase in assumption, discount rate	(9.00%)
Increase in assumption, annual salary increase	6.00%
Decrease in assumption, discount rate	10.00%
Decrease in assumption, annual salary increase	(7.00%)